Note Payable - Seller (Details) - USD ($)	1 Months Ended
	Nov. 13, 2018	Oct. 30, 2018	Aug. 29, 2018	Sep. 30, 2016	Dec. 31, 2018	Dec. 18, 2018	Nov. 18, 2018	Oct. 18, 2018	Oct. 17, 2018	Sep. 30, 2018	Sep. 18, 2018	Sep. 04, 2018	Sep. 30, 2017
Disclosure Of Notes Payable By Seller [Line Items]
Issued a note payable									$ 62,500	$ 5,568,566
Note bears interest rate						12.00%	12.00%	12.00%			12.00%	12.00%
Maturity date of note	Jun. 30, 2019	Dec. 15, 2020	Feb. 28, 2018
HowCo [Member]
Disclosure Of Notes Payable By Seller [Line Items]
Issued a note payable				$ 900,000
Note bears interest rate				5.50%
Maturity date of note				Sep. 09, 2017
Default interest rate				8.00%
Accrued interest					$ 144,027					$ 125,682			$ 53,682